RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. This profit share was increased from 20% to 25% with effect from January 1, 2012. A summary of leasing transactions with Ship Finance during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Charter hire paid (principal and interest)	40,910	60,399	129,164	189,377
Lease termination fees income (expense)	—	—	2,502	(8,976)
Profit share (income) expense	—	(1,581)	—	829
Contingent rental expense	10,162	—	40,079	—
Remaining lease obligation	892,758	1,193,452	892,758	1,193,452

A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Seatankers Management Co. Ltd	206	242	595	732
Golar LNG Limited	471	191	1,140	479
Golar LNG Partners LP	—	26	96	86
Ship Finance International Limited	1,029	1,188	2,967	3,528
Golden Ocean Group Limited	1,294	1,362	4,258	4,121
Frontline 2012 Ltd	(824)	—	(4,770)	—
Bryggegata AS	(361)	(383)	(1,090)	(1,138)
Arcadia Petroleum Limited	105	8,763	1,917	31,537
Seadrill Limited	334	140	1,402	508
Archer Limited	220	70	262	265
Deep Sea Supply Plc	33	24	65	98
Aktiv Kapital ASA	29	2	54	69
Orion Tankers Limited	68	—	252	—
CalPetro Tankers (Bahamas I) Limited	13	27	38	51
CalPetro Tankers (Bahamas II) Limited	13	27	38	51
CalPetro Tankers (IOM) Limited	13	27	38	51

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company is chartering in two vessels from Frontline 2012 on floating rate time charters under which the charter hire expense is equal to the time charter equivalent earnings of the vessels.

A summary of balances due from related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	1,489	1,138
Seatankers Management Co. Ltd	127	168
Archer Limited	729	632
Golar LNG Limited	824	610
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	1,217	1,272
Seadrill Limited	1,576	841
North Atlantic Drilling Limited	11	—
Frontline 2012 Ltd	1,976	10,469
Orion Tankers Limited	16	—
CalPetro Tankers (Bahamas I) Limited	32	57
CalPetro Tankers (Bahamas II) Limited	32	57
CalPetro Tankers (IOM) Limited	32	57
Deep Sea Supply Plc	29	68
Aktiv Kapital Ltd	29	67
Arcadia Petroleum Limited	105	356
	8,237	15,805
A summary of balances due to related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	40,327	9,209
Seatankers Management Co. Ltd	367	550
Golar LNG Limited	124	106
Golden Ocean Group Limited	1,125	910
Frontline 2012 Ltd	1,927	—
	43,870	10,775

In September 2011, the Company negotiated the early termination of bare boat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (now renamed Edinburgh) and Ticen Ocean (now renamed Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains". In October 2012, the Company terminated the bareboat charters on Ticen Ocean (now renamed Front Lady) and Titan Aries (now renamed Edinburgh). The Ticen Ocean (now renamed Front Lady) was delivered to the buyers at the end of November 2012 and the Titan Aries (now renamed Edinburgh) is expected to be delivered in January 2013.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. Refer to Note 4 for details of the restructuring transaction with Frontline 2012.

In June 2012, the Company announced that it had agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance had simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company paid a compensation payment to Ship Finance of $0.4 million for the early termination of the charter. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012.